Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 152,475,000.00
Total Fee Amount	21,056.80
Total Offset Amount	0.00
Net Fee	$ 21,056.80
Offering Table N/A
Offset Table N/A	N/A